OTHER NON-CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2017
OTHER NON-CURRENT ASSETS, NET [Abstract]
OTHER NON-CURRENT ASSETS, NET
13. OTHER NON-CURRENT ASSETS, NET

Other non-current assets consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB

Prepayment for purchase of minority interest (Note i)	-	4,504
Equity method investments	1,140	1,764
Prepayment for development of internal use software	1,779	1,211
Others	3,438	6,113
Total	6,357	13,592

(Note i) In 2017, the Group prepaid RMB 4,504 to purchase 10% economic interest of Shenyang K-12. The transfer of ownership of such economic interest is currently in process and expected to be completed in 2018.